Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about reconciliation of net profit and shareholders' equity of parent company to consolidated net profit and shareholders' equity [text Block]
Reconciliation of net profit and shareholders’ equity of the parent company Eni SpA to consolidated net profit and shareholders’ equity

	Net profit		Shareholders’ equity
(€ million)	2018	2017	December 31, 2018	December 31, 2017
As recorded in Eni SpA’s Financial Statements	3,173	3,586	42,615	42,529
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(134)	(466)	7,183	6,110
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity		(1)	153	145
- adjustments to comply with Group account policies	862	202	2,000	719
- elimination of unrealized intercompany profits	177	(88)	(519)	(807)
- deferred taxation	59	144	(359)	(617)
	4,137	3,377	51,073	48,079
Non-controlling interest	(11)	(3)	(57)	(49)
As recorded in Consolidated Financial Statements	4,126	3,374	51,016	48,030

Disclosure of detailed information about Share capital Reserves and Equity interest [Text block]
As of
January 1, 2018
, the effects of the application of IFRS
9
and IFRS
15
are the following:
(€ million)	Share capital	Retained Earnings	Other reserves	Net profit (loss)	Total
Carrying amount at December 31, 2017	4,005	35,966	4,685	3,374	48,030
Changes in accounting principles (IFRS 9)		294			294
Changes in accounting principles (IFRS 15)		(49)			(49)
Carrying amount at January 1, 2018	4,005	36,211	4,685	3,374	48,275

Equity attributable to owners of parent [member]
Disclosure of share capital, reserves and other equity interest [text block]

(€ million)	December 31, 2018	December 31, 2017
Share capital	4,005	4,005
Retained earnings	36,702	35,966
Cumulative currency translation differences	6,605	4,818
Legal reserve	959	959
Reserve for treasury shares	581	581
Reserve related to the fair value of cash flow hedging derivatives net of the tax effect	(9)	183
Reserve related to the defined benefit plans net of tax effect	(130)	(114)
Other comprehensive income on equity-accounted investments	66	90
Other comprehensive income on other investments	15
Other reserves	190	190
Treasury shares	(581)	(581)
Interim dividend	(1,513)	(1,441)
Net profit (loss) for the year	4,126	3,374
	51,016	48,030

Reserve of cash flow hedges [member] | Reserve of remeasurements of defined benefit plans [member] | Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of reserves within equity [text block]
Other Comprehensive Income reserves
	Cash flow hedge derivatives			Defined benefit plans
(€ million)	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve	Other comprehensive income on equity- accounted investments	Investments valued at fair value
Reserve as of December 31, 2017	240	(57)	183	(133)	19	(114)	90
Changes of the year	399	(116)	283	(15)	(2)	(17)	(24)	15
Foreign currency translation differences				1	(1)
Change in scope of consolidation				4	(3)	1
Reversal to inventories adjustments	(10)	3	(7)
Reclassification adjustments	(642)	174	(468)
Reserve as of December 31, 2018	(13)	4	(9)	(143)	13	(130)	66	15
Reserve as of December 31, 2016	246	(57)	189	(99)	(13)	(112)	21
Changes of the year	(59)	14	(45)	(33)	29	(4)	69
Foreign currency translation differences				(1)	3	2
Reclassification adjustments	53	(14)	39
Reserve as of December 31, 2017	240	(57)	183	(133)	19	(114)	90